Property, Plant, and Equipment	3 Months Ended
Jun. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

6.   PROPERTY AND EQUIPMENT

At June 30, 2011 and December 31, 2010, respectively, property and equipment is as follows:

	June 31, 2011 (unaudited)	December 31, 2010 (audited)

Infrastructure development	5,932	5,932
Telecom Equipment	13,125	13,125
Equipment	47,500	47,500
Vehicle	30,625	30,625
Exploration properties	1,187,947	1,162,948
Total Property and Equipment	1,285,129	1,260,130
Less, accumulated depreciation	(18,374)	-
Property and Equipment, net	1,266,755	1,260,130

Depreciation expense for the six months ended June 30, 2011 and June 30, 2010 was $18,374 and $Nil, respectively.